Income taxes - Reconciliation between tax expense and accounting profit at applicable tax rates (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Reconciliation between tax expense and accounting profit at applicable tax rates
(Loss)/profit before taxation	¥ 1,652,742	¥ 2,333,614	¥ 906,813	¥ (1,216,192)
Notional tax on (loss)/profit before taxation, calculated at the rates applicable to profits in the jurisdictions concerned	394,856	566,955	214,704	118,766
Tax effect of share-based compensation expenses (Note 7(i))	11,401	15,435	20,254	70,330
Tax effect of other non-deductible expenses	7,310	13,666	10,935	10,433
Effect of preferential tax treatments on assessable profits of certain subsidiaries (Note 10(a)(3))	(10,756)	(42,739)	(18,001)	(34,218)
Tax effect of additional deduction on research and development costs	(3,476)	(4,217)
Tax effect of exempted and non-taxable income	(12,481)	(7,421)	(4,044)	(6,245)
Withholding tax on income of non-PRC resident entities derived from mainland China	4,095
Effect of unused tax losses not recognized/(being utilized)	(8,002)	22,956	44,888	72,969
Effect of deductible temporary differences (being utilized)/not recognized	13,718	(12,850)	(1,666)	(18,780)
Tax expense	¥ 396,665	¥ 551,785	¥ 267,070	¥ 213,255